Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2022	$ 3,030,417	$ 5,499,664	$ 89,879	$ 756,195	$ (3,315,321)
Issued on corporate acquisition	1,347,751	1,326,435	21,316
Vesting of share awards	(11,233)	26,229	(37,462)
Share-based compensation	16,237		16,237
Repurchase of common shares for cancellation	(221,932)	(325,039)	103,107
Dividends declared	(37,519)				(37,519)
Comprehensive income (loss)	(298,634)			(65,278)	(233,356)
Ending balance at Dec. 31, 2023	3,825,087	6,527,289	193,077	690,917	(3,586,196)
Vesting of share awards	1,167	1,167
Repurchase of common shares for cancellation	(222,200)	(390,977)	168,777
Dividends declared	(71,985)				(71,985)
Comprehensive income (loss)	638,941			402,344	236,597
Ending balance at Dec. 31, 2024	$ 4,171,010	$ 6,137,479	$ 361,854	$ 1,093,261	$ (3,421,584)